Putnam Investments
                                                       One Post Office Square
                                                       Boston, MA 02109
                                                       April 4, 2000
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam New York Tax Exempt Income Fund (Reg. No. 2-83909) (811-3741)
    Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

    Putnam New York Tax Exempt Opportunities Fund (Reg. No. 33-37001) (811-6176) Post-Effective Amendment No. 11 to Registration Statement on Form N-1A

    Putnam New York Tax Exempt Money Market Fund (Reg. No. 33-17344) (811-5335) Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

    (collectively, the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Funds hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment
No. 21 for the Putnam New York Tax Exempt Income Fund, Post-Effective Amendment No. 11 for the Putnam New York Tax Exempt Opportunities Fund, and Post-Effective Amendment No. 13 to the Putnam New York Tax Exempt Money
Market Fund to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 30, 2000.

     Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                              Very truly yours,

                              Putnam New York Tax Exempt Income Fund
                              Putnam New York Tax Exempt Opportunities Fund Putnam New York Tax Exempt Money Market Fund

                              /s/ Gordon H. Silver
                          By: -----------------------------
                              Gordon H. Silver
                              Vice President
cc:  Greg Pusch, Esquire